UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3956
RIVERSOURCE STRATEGY SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 03/31
Date of reporting period: 12/31

Portfolio of Investments
RiverSource Equity Value Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.3%)
Honeywell Intl	167,270		$6,556,984
United Technologies	151,442		10,511,589

Total			17,068,573

Air Freight & Logistics (1.0%)
United Parcel Service Cl B	128,521		7,373,250

Airlines (1.3%)
AMR	188,242	(b,d)	1,455,111
Continental Airlines Cl B	126,441	(b,d)	2,265,823
Delta Air Lines	268,193	(b,d)	3,052,035
UAL	127,356	(b,d)	1,644,166
US Airways Group	292,439	(b,d)	1,415,405

Total			9,832,540

Automobiles (0.1%)
Ford Motor	101,293	(b,d)	1,012,930

Biotechnology (0.5%)
Gilead Sciences	86,456	(b)	3,741,816

Capital Markets (2.7%)
Artio Global Investors	38,883	(b,d)	991,128
Bank of New York Mellon	64,064		1,791,870
Goldman Sachs Group	64,860		10,950,962
Morgan Stanley	221,143		6,545,833

Total			20,279,793

Chemicals (5.2%)
Air Products & Chemicals	112,096		9,086,502
Dow Chemical	442,187		12,217,627
EI du Pont de Nemours & Co	415,081		13,975,777
Praxair	42,006		3,373,502

Total			38,653,408

Commercial Banks (0.8%)
US Bancorp	78,669		1,770,839
Wells Fargo & Co	158,628		4,281,370

Total			6,052,209

Commercial Services & Supplies (0.7%)
Waste Management	149,326		5,048,712

Communications Equipment (1.1%)
Cisco Systems	342,731	(b)	8,204,980

Issuer	Shares		Value(a)
Computers & Peripherals (4.9%)
Hewlett-Packard	544,375		28,040,756
IBM	63,491		8,310,972

Total			36,351,728

Construction & Engineering (0.2%)
Insituform Technologies Cl A	58,219	(b,d)	1,322,736

Consumer Finance (0.2%)
SLM	111,298	(b,d)	1,254,328

Diversified Financial Services (4.7%)
Bank of America	1,465,818		22,075,220
JPMorgan Chase & Co	308,029		12,835,568

Total			34,910,788

Diversified Telecommunication Services (3.5%)
AT&T	433,199		12,142,568
Deutsche Telekom	9,147	(c,d)	134,639
Deutsche Telekom ADR	148,731	(c,d)	2,186,346
FairPoint Communications	5,647		188
Verizon Communications	341,442		11,311,973

Total			25,775,714

Electrical Equipment (1.4%)
ABB ADR	304,056	(b,c)	5,807,469
Emerson Electric	100,383		4,276,316

Total			10,083,785

Electronic Equipment, Instruments & Components (0.3%)
Tyco Electronics	84,768	(c,d)	2,081,054

Energy Equipment & Services (4.8%)
Baker Hughes	136,039	(d)	5,506,859
Halliburton	228,067		6,862,536
Schlumberger	84,798		5,519,502
Transocean	187,561	(b,c)	15,530,051
Weatherford Intl	142,407	(b,c)	2,550,509

Total			35,969,457

Food & Staples Retailing (3.2%)
CVS Caremark	141,261		4,550,017
Wal-Mart Stores	362,635		19,382,841

Total			23,932,858

Health Care Equipment & Supplies (2.3%)
Baxter Intl	71,104		4,172,383
Covidien	96,367	(c,d)	4,615,016
Medtronic	183,376		8,064,876

Total			16,852,275

Health Care Providers & Services (0.5%)
Cardinal Health	49,645		1,600,555
UnitedHealth Group	61,681		1,880,037

Total			3,480,592

Hotels, Restaurants & Leisure (1.0%)
Carnival Unit	230,032	(b)	7,289,714

Issuer	Shares		Value(a)
Household Durables (0.2%)
KB Home	39,521	(d)	540,647
Pulte Homes	102,743	(d)	1,027,430

Total			1,568,077

Industrial Conglomerates (0.9%)
Tyco Intl	186,110	(c,d)	6,640,405

Insurance (7.2%)
ACE	188,513	(b,c)	9,501,055
Allstate	39,884		1,198,115
Chubb	49,203	(d)	2,419,804
Everest Re Group	104,206	(c)	8,928,370
Lincoln Natl	40,565		1,009,257
Loews	38,483		1,398,857
Marsh & McLennan Companies	55,085		1,216,277
Travelers Companies	150,468		7,502,334
XL Capital Cl A	1,156,404	(c)	21,196,885

Total			54,370,954

Internet Software & Services (—%)
AOL	4,478	(b)	104,248

IT Services (1.0%)
Accenture Cl A	174,553	(c)	7,243,950

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific	136,901	(b)	6,528,809

Machinery (5.5%)
Caterpillar	210,368		11,988,872
Deere & Co	32,561		1,761,224
Eaton	100,635	(d)	6,402,399
Illinois Tool Works	259,668		12,461,468
Ingersoll-Rand	101,633	(c)	3,632,363
Parker Hannifin	86,248	(d)	4,647,042

Total			40,893,368

Media (0.5%)
Comcast Cl A	144,595		2,437,871
Time Warner	49,262		1,435,495

Total			3,873,366

Metals & Mining (2.9%)
Alcoa	348,815	(d)	5,622,898
Freeport-McMoRan Copper & Gold	71,222	(b,d)	5,718,414
Nucor	159,071	(d)	7,420,663
Rio Tinto ADR	5,291	(c)	1,139,628
Vale ADR	36,460	(c,d)	1,058,434
Xstrata	58,545	(b,c)	1,044,525

Total			22,004,562

Multiline Retail (2.1%)
Kohl’s	71,053	(b)	3,831,888
Macy’s	250,010	(d)	4,190,168
Target	161,222		7,798,308

Total			15,820,364

Issuer	Shares		Value(a)
Multi-Utilities (0.9%)
Dominion Resources	179,538		6,987,619

Oil, Gas & Consumable Fuels (11.8%)
Anadarko Petroleum	145,408		9,076,367
Apache	68,318		7,048,368
BP ADR	234,563	(c,d)	13,597,617
Chevron	267,727		20,612,301
ConocoPhillips	288,976		14,758,004
Devon Energy	62,857		4,619,990
EnCana	55,738	(c)	1,805,354
Exxon Mobil	98,478		6,715,215
Petroleo Brasileiro ADR	119,235	(c,d)	5,685,125
Spectra Energy	55,429		1,136,849
Ultra Petroleum	47,598	(b)	2,373,236
Valero Energy	70,803		1,185,950

Total			88,614,376

Paper & Forest Products (0.9%)
Weyerhaeuser	153,774	(d)	6,633,810

Pharmaceuticals (5.6%)
Bristol-Myers Squibb	463,648	(d)	11,707,112
Johnson & Johnson	115,655		7,449,339
Merck & Co	406,794		14,864,252
Pfizer	477,647		8,688,399

Total			42,709,102

Real Estate Investment Trusts (REITs) (0.2%)
Pebblebrook Hotel Trust	82,788	(b)	1,822,164

Road & Rail (0.3%)
CSX	38,485		1,866,138

Semiconductors & Semiconductor Equipment (3.8%)
Intel	913,605		18,637,542
Microchip Technology	60,411	(d)	1,755,544
Taiwan Semiconductor Mfg ADR	520,642	(c,d)	5,956,144
Xilinx	70,775		1,773,622

Total			28,122,852

Software (3.4%)
Microsoft	315,558		9,621,363
Oracle	391,117		9,598,011
Symantec	330,129	(b)	5,906,008

Total			25,125,382

Specialty Retail (1.9%)
Best Buy	56,068		2,212,443
Home Depot	224,712		6,500,919
Staples	230,146	(d)	5,659,290

Total			14,372,652

Tobacco (4.2%)
Lorillard	323,033		25,916,938
Philip Morris Intl	107,774		5,193,629

Total			31,110,567

Issuer	Shares	Value(a)
Total Common Stocks (Cost: $657,294,634)		$722,986,005
Other (0.7%)

Issuer	Shares		Value(a)
Banking (0.7%)
Bank of America
Cv	340,583	(b)	$5,081,498

Hotels, Restaurants & Leisure (—%)
Krispy Kreme Doughnuts
Warrants	100	(b,e)	6
Total Other (Cost: $5,108,745)			$5,081,504
Bonds (0.9%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive (0.3%)
Ford Motor
Sr Unsecured Cv
11-15-16	4.25%	$1,985,000	$2,496,634

Wirelines (0.6%)
Qwest Communications Intl
Cv
11-15-25	3.50	4,037,000	4,194,483
Total Bonds (Cost: $6,022,000)			$6,691,117
Money Market Fund (2.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	19,582,271	(f)	$19,582,271
Total Money Market Fund (Cost: $19,582,271)			$19,582,271
Investments of Cash Collateral Received for Securities on Loan (10.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	77,754,665	$77,754,665
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $77,754,665)		$77,754,665

Total Investments in Securities (Cost: $765,762,315)(g)		$832,095,562

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 16.13% of net assets.

(d)	At Dec. 31, 2009, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2009 was $6, representing less than 0.01% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts
Warrants	07-01-09	$—
(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.
(g)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $765,762,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$111,972,000
Unrealized depreciation	(45,638,000)

Net unrealized appreciation	$66,334,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)
Diversified Telecommunication Services	$25,641,075	$134,639	$—	$25,775,714
Metals & Mining	20,960,037	1,044,525	—	22,004,562
All Other Industries (b)	675,205,729	—	—	675,205,729
Other (b)	5,081,504	—	—	5,081,504

Total Equity Securities	726,888,345	1,179,164	—	728,067,509

Bonds
Corporate Debt Securities	—	6,691,117	—	6,691,117

Total Bonds	—	6,691,117	—	6,691,117

Other
Affiliated Money Market Fund (c)	19,582,271	—	—	19,582,271
Investments of Cash Collateral Received for Securities on Loan	77,754,665	—	—	77,754,665

Total Other	97,336,936	—	—	97,336,936

Investments in Securities	$824,225,281	$7,870,281	$—	$832,095,562

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	All industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
RiverSource Partners Small Cap Growth Fund
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (5.8%)
AeroVironment	33,756	(b)	$981,624
BE Aerospace	77,296	(b,d)	1,816,457
DigitalGlobe	33,050	(b)	799,810
Ducommun	48,341	(d)	904,460
Global Defense Technology & Systems	35,727	(b)	588,066
Stanley	39,189	(b)	1,074,171
Total			6,164,588

Auto Components (0.7%)
Amerigon	96,890	(b,d)	769,307

Biotechnology (6.8%)
Affymax	24,315	(b,d)	601,553
Allos Therapeutics	137,560	(b)	903,769
AMAG Pharmaceuticals	24,088	(b,d)	916,067
BioMarin Pharmaceutical	77,836	(b,d)	1,464,095
Celera	180,258	(b,d)	1,245,583
Facet Biotech	38,517	(b,d)	677,129
Onyx Pharmaceuticals	27,000	(b)	792,180
OSI Pharmaceuticals	18,100	(b,d)	561,643
Total			7,162,019

Capital Markets (4.2%)
Affiliated Managers Group	24,318	(b,d)	1,637,817
Artio Global Investors	20,790	(b)	529,937
Duff & Phelps Cl A	32,161		587,260
Piper Jaffray Companies	10,118	(b,d)	512,072
Stifel Financial	13,212	(b,d)	782,679
Thomas Weisel Partners Group	109,477	(b,d)	413,823
Total			4,463,588

Chemicals (0.9%)
Intrepid Potash	32,046	(b,d)	934,782

Commercial Banks (0.7%)
Signature Bank	22,869	(b)	729,521

Commercial Services & Supplies (3.2%)
Clean Harbors	14,056	(b)	837,878
Corrections Corp of America	35,671	(b)	875,723
GEO Group	52,537	(b,d)	1,149,510
Tetra Tech	18,670	(b)	507,264
Total			3,370,375

Issuer	Shares		Value(a)
Communications Equipment (3.6%)
Blue Coat Systems	18,339	(b)	523,395
CommScope	35,603	(b)	944,548
Emulex	131,343	(b)	1,431,638
Ixia	121,829	(b,d)	906,408

Total			3,805,989

Computers & Peripherals (0.9%)
Netezza	93,487	(b,d)	906,824

Construction & Engineering (3.5%)
MYR Group	47,815	(b,d)	864,495
Orion Marine Group	135,579	(b)	2,855,294

Total			3,719,789

Containers & Packaging (0.7%)
Rock-Tenn Cl A	15,349		773,743

Diversified Consumer Services (2.7%)
American Public Education	32,450	(b,d)	1,114,982
Coinstar	63,795	(b,d)	1,772,225

Total			2,887,207

Diversified Telecommunication Services (0.6%)
Neutral Tandem	28,286	(b,d)	643,507

Electrical Equipment (1.0%)
GrafTech Intl	67,155	(b)	1,044,260

Energy Equipment & Services (1.0%)
Dril-Quip	18,285	(b)	1,032,737

Food Products (1.3%)
Calavo Growers	28,487	(d)	484,279
Dole Food	73,646	(b,d)	913,947

Total			1,398,226

Health Care Equipment & Supplies (2.6%)
American Medical Systems Holdings	46,554	(b,d)	898,027
Integra LifeSciences Holdings	21,800	(b,d)	801,804
Wright Medical Group	54,685	(b,d)	1,036,280

Total			2,736,111

Health Care Providers & Services (10.3%)
Alliance HealthCare Services	94,747	(b,d)	541,005
Amedisys	28,105	(b,d)	1,364,780
AmSurg	34,137	(b)	751,697
Chemed	24,152	(d)	1,158,571
Five Star Quality Care	203,986	(b)	707,831
Genoptix	23,063	(b,d)	819,428
Gentiva Health Services	35,824	(b)	967,606
Hanger Orthopedic Group	40,376	(b)	558,400
Kindred Healthcare	55,831	(b)	1,030,640
MEDNAX	22,474	(b)	1,350,912
Odyssey HealthCare	41,106	(b)	640,431
Skilled Healthcare Group Cl A	113,886	(b,d)	848,451

Total			10,739,752

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (3.8%)
Bally Technologies	51,243	(b)	2,115,823
California Pizza Kitchen	59,611	(b,d)	801,768
Einstein Noah Restaurant Group	55,643	(b,d)	546,971
Morgans Hotel Group	109,446	(b)	495,790

Total			3,960,352

Insurance (1.8%)
Aspen Insurance Holdings	43,838	(c)	1,115,678
First American	23,895		791,163

Total			1,906,841

Internet & Catalog Retail (1.4%)
Shutterfly	51,247	(b,d)	912,709
Vitacost.com	52,999	(b)	552,250

Total			1,464,959

Internet Software & Services (2.1%)
Art Technology Group	232,988	(b,d)	1,050,776
Vistaprint	21,366	(b,c,d)	1,210,597

Total			2,261,373

IT Services (1.7%)
Information Services Group	58,000	(b)	183,860
TeleTech Holdings	78,096	(b)	1,564,263

Total			1,748,123

Machinery (0.5%)
Kaydon	13,855	(d)	495,455

Media (0.5%)
Dolan Media	50,057	(b,d)	511,082

Metals & Mining (1.9%)
Horsehead Holding	71,352	(b,d)	909,738
Walter Energy	14,391		1,083,786

Total			1,993,524

Oil, Gas & Consumable Fuels (3.9%)
Approach Resources	68,278	(b)	527,106
Arena Resources	19,750	(b,d)	851,620
Brigham Exploration	57,705	(b,d)	781,903
Goodrich Petroleum	36,387	(b,d)	886,023
Whiting Petroleum	15,501	(b)	1,107,547

Total			4,154,199

Personal Products (0.9%)
Alberto-Culver	32,815		961,151

Pharmaceuticals (1.4%)
Cypress Bioscience	134,996	(b,d)	777,577
Endo Pharmaceuticals Holdings	33,900	(b)	695,289

Total			1,472,866

Professional Services (2.8%)
FTI Consulting	63,079	(b,d)	2,974,806

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (0.9%)
MFA Financial	131,814		968,833

Semiconductors & Semiconductor Equipment (8.8%)
Atheros Communications	28,290	(b)	968,650
Entegris	214,060	(b)	1,130,237
Intersil Cl A	37,036		568,132
Microsemi	90,942	(b)	1,614,221
ON Semiconductor	192,956	(b)	1,699,941
Silicon Laboratories	19,332	(b,d)	934,509
Tessera Technologies	52,717	(b)	1,226,725
Varian Semiconductor Equipment Associates	29,738	(b)	1,066,999

Total			9,209,414

Software (8.4%)
Ariba	55,934	(b,d)	700,294
Informatica	34,135	(b,d)	882,731
Lawson Software	132,273	(b)	879,615
Nuance Communications	210,403	(b,d)	3,269,663
Radiant Systems	84,654	(b)	880,402
Rovi	33,153	(b)	1,056,586
SuccessFactors	68,842	(b)	1,141,400

Total			8,810,691

Specialty Retail (2.3%)
American Eagle Outfitters	51,367		872,212
Ulta Salon Cosmetics & Fragrance	50,887	(b)	924,107
Vitamin Shoppe	29,428	(b)	654,479

Total			2,450,798

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s	21,713	(b)	569,966
Fuqi Intl	43,565	(b,c,d)	781,992

Total			1,351,958

Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group	59,437		826,769

Transportation Infrastructure (1.0%)
Aegean Marine Petroleum Network	38,793	(c)	1,066,032

Total Common Stocks (Cost: $94,553,873)			$101,871,551

Other (—%)

Issuer	Shares		Value(a)
Communications Equipment
Lantronix
Warrants	2,188	(b,f,g)	$15

Total Other (Cost: $—)			$15

Money Market Fund (3.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	3,877,774	(e)	$3,877,774

Total Money Market Fund (Cost: $3,877,774)			$3,877,774

Investments of Cash Collateral Received for Securities on Loan (17.0%)

	Shares	Value(a)
JPMorgan Prime Money Market Fund	17,939,020	$17,939,020

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $17,939,020)		$17,939,020

Total Investments in Securities (Cost: $116,370,667)(h)		$123,688,360

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 3.96% of net assets.

(d)	At Dec. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2009 was $15, representing less than 0.01% of net assets. Information concerning such security holdings at Dec. 31, 2009 is as follows:

Acquisition
Security	dates	Cost

Lantronix
Warrants	04-18-08	$—
(h)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $116,371,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,548,000
Unrealized depreciation	(2,231,000)

Net unrealized appreciation	$7,317,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated Sept. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$101,871,551	$—	$—	$101,871,551
Other			—
Communications Equipment	—	15	—	15

Total Equity Securities	101,871,551	15	—	101,871,566

Other
Affiliated Money Market Fund (b)	3,877,774	—	—	3,877,774
Investments of Cash Collateral Received for Securities on Loan	17,939,020	—	—	17,939,020

Total Other	21,816,794	—	—	21,816,794

Total	$123,688,345	$15	$—	$123,688,360

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Strategy Series, Inc. (Registrant)
By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date March 1, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date March 1, 2010